Net earnings per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Loss Per Share Details Narrative
(Loss) / income available to common stockholders ($ in thousands)	$ 1,771	$ 398	$ (463)
Basic weighted average common shares outstanding	4,880,422	4,646,966	4,703,224
Basic net earnings per share	$ 0.36	$ 0.09	$ 0.1
Effect of dilutive securities – Options	264,838	169,770	0
Diluted weighted average common and potential common shares outstanding	5,145,260	4,816,736	4,703,224
Diluted net earnings income per share	$ 0.34	$ 0.08	$ 0.1